PRINCIPAL ACCOUNTING POLICIES - Movement of accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 1,007,805	¥ 892,131	¥ 751,440
Additions	773,498	390,238	363,159
Utilization	(212,130)	(170,776)	(98,526)
Accrue (reversal) to selling and marketing expense	74,802	(103,788)	(123,942)
At end of year	¥ 1,643,975	¥ 1,007,805	¥ 892,131